REGULATORY CAPITAL REQUIREMENTS (Details) (USD $)	12 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Bank item	Sep. 30, 2012 Bank	Jan. 01, 2015 Bank Forecast	Jan. 01, 2015 Bank Forecast Maximum
Tangible capital (to total assets)
Actual Amount			$ 127,757,000	$ 129,223,000
Actual Ratio (as a percent)			10.05%	9.63%
Capital Adequacy Purposes Amount			19,064,000	20,134,000
Capital Adequacy Purposes Ratio (as a percent)			1.50%	1.50%
Total risk-based capital (to risk- weighted assets)
Actual Amount			140,336,000	142,378,000
Actual Ratio (as a percent)			14.03%	13.58%
Capital Adequacy Purposes Amount			80,016,000	83,873,000
Capital Adequacy Purposes Ratio (as a percent)			8.00%	8.00%	8.00%
Well Capitalized Amount			100,020,000	104,841,000
Well Capitalized Ratio (as a percent)			10.00%	10.00%
Tier I risk-based capital (to risk- weighted assets)
Actual Amount			127,757,000	129,223,000
Actual Ratio (as a percent)			12.77%	12.33%
Well Capitalized Amount			60,012,000	62,905,000
Well Capitalized Ratio (as a percent)			6.00%	6.00%
Tier I leverage capital (to average assets)
Actual Amount			127,757,000	129,223,000
Actual Ratio (as a percent)			10.05%	9.63%
Capital Adequacy Purposes Amount			50,838,000	53,690,000
Capital Adequacy Purposes Ratio (as a percent)			4.00%	4.00%	4.00%
Well Capitalized Amount			63,547,000	67,113,000
Well Capitalized Ratio (as a percent)			5.00%	5.00%
Risk-based capital and leverage ratios
Number of consultative documents released by the Basel Committee on Banking Supervision referred by Base III			2
New common equity Tier 1 capital ratio (as a percent)					4.50%
Tier 1 capital ratio (as a percent)			4.00%		6.00%
Capital Adequacy Purposes Ratio (as a percent)			8.00%	8.00%	8.00%
Capital Adequacy Purposes Ratio (as a percent)			4.00%	4.00%	4.00%
Trust preferred securities that qualify as Tier 1 regulatory capital						15,000,000,000
Capital conservation buffer (as a percent)					2.50%
Risk-weighted assets (as a percent)					0.625%
Reconciliation of the Tier I stockholders' equity and regulatory risk-based capital
Tier I stockholders' equity			131,697,000
Deduct: Intangible assets			(3,961,000)
Deduct: Disallowed servicing rights			(5,000)
Add: Unrealized losses on available-for-sale securities	(14,108)	(38,926)	26,000
Tangible capital			127,757,000	129,223,000
Add: General valuation allowances			12,579,000
Total risk-based capital			140,336,000	142,378,000
Additional disclosures
Remaining balance of the liquidation account			$ 2,300,000
Number of preceding years, the retained net income of which is considered for capital distribution	2 years